Basis of preparation and accounting policies - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) segments NumberOfCustomers Country	Nov. 30, 2020 EUR (€)
Disclosure of significant accounting policies [line items]
Name of reporting entity	ING Groep N.V.
Domicile of entity	Amsterdam, the Netherlands
Description of nature of entity's operations	ING Group is a global financial institution with a strong European base, offering a wide range of retail and wholesale banking services to customers in over 40 countries.
COVID 19 management overlay	€ 638
Above number of days financial assets considered impaired	90 days
Number of reportable segments | segments	5
Number of geographical area	6
Increase (decrease) in credit impaired financial assets	€ 1,000
Borrowings	19,400
Covin loan	€ 1,500	€ 800
Number of customers that have been granted payment holidays | NumberOfCustomers	196,000
TLTRO III [Member]
Disclosure of significant accounting policies [line items]
Borrowings	€ 59,500
Minimum [member]
Disclosure of significant accounting policies [line items]
Number of countries in which entity operates | Country	40
Land and buildings held for own use [member] | Minimum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	20 years
Land and buildings held for own use [member] | Maximum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	50 years
Fixtures and fittings [member] | Minimum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	4 years
Fixtures and fittings [member] | Maximum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Data processing equipment [member] | Minimum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	2 years
Data processing equipment [member] | Maximum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	5 years